Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 396,146	$ 515,497
Trade and other receivables	105,994	117,153
Inventories	138,820	118,474
Prepaid expenses and other current assets	12,737	8,894
Other financial assets	2,049	10,366
Taxes receivable	7,289	2,008
Total Current assets	663,035	772,392
Receivables	19,264	39,121
Inventories	19,455	19,476
Other financial assets	11,287	15,159
Intangibles and other assets	10,411	4,162
Property, plant and equipment	3,662,559	3,819,812
Deferred tax assets	69,950	15,513
Total Assets	4,455,961	4,685,635
Current liabilities
Trade and other payables	192,404	171,952
Taxes payable	2,146	5,508
Other liabilities	49,411	30,551
Other financial liabilities	28,076	12,425
Lease liabilities	32,781	20,472
Deferred revenue	86,933	86,256
Total Current liabilities	391,751	327,164
Other financial liabilities	39,784	18,771
Lease liabilities	49,166	53,763
Long-term debt	985,255	981,030
Deferred revenue	476,823	479,822
Provisions	280,850	204,648
Pension obligations	29,599	23,863
Other employee benefits	116,778	93,628
Deferred tax liabilities	237,832	324,090
Total liabilities	2,607,838	2,506,779
Equity
Share capital	1,777,340	1,777,340
Reserves	(24,250)	(41,254)
Retained earnings	95,033	442,770
Total equity	1,848,123	2,178,856
Total liabilities and equity	$ 4,455,961	$ 4,685,635